SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Significant Accounting Policies 1	$ 10,674,975
Significant Accounting Policies 2	2,926,718
Significant Accounting Policies 3	1,543,893
Significant Accounting Policies 4	$ 445,000
Significant Accounting Policies 5	50.00%
Significant Accounting Policies 6	15,245,531
Significant Accounting Policies 7	7,883,198